SCHEDULE OF INTANGIBLE ASSET, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Software platform	$ 101,823	$ 101,817
Less: accumulated amortization	(74,671)	(64,484)
Total	$ 27,152	$ 37,333